Key management compensation and related parties - Key management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management compensation and related parties
Salaries, related charges and variable compensation	R$ 12,662	R$ 9,670
Share-based compensation	12,520	11,823
Total	R$ 25,182	R$ 21,493